Cortina Funds, Inc.
825 N. Jefferson St., Suite 400
Milwaukee, WI 53202

November 4, 2015

U.S. Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
100 F. Street, NE
Washington, DC 20549

Re:	Cortina Funds, Inc. (the “Funds”)
File Nos.:	333-115299
                             811-21580

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Funds effective November 1, 2015, do not differ from those filed electronically in the Post-Effective Amendment No. 11 on October 28, 2015.

Sincerely,

/s/ Lori Hoch
Lori Hoch
Secretary